Income Taxes (Details 3)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
U.S. Federal statutory income tax	35.00%	35.00%
State and local income tax, net of benefits	4.40%	4.20%
Fair value of Derivatives	(2.90%)	(6.80%)
Nondeductible guarantee fees	(0.90%)	(3.70%)
Impact of changes in rates	(12.20%)	(0.20%)
Other	(5.50%)	(1.90%)
Valuation allowance for deferred income tax assets	(18.00%)	(26.50%)
Effective income tax rate	(0.10%)	0.10%